Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

	Years Ended December 31,
(In millions)	2016	2015	2014

Cash paid for:
Interest	$20.1	18.6	22.9
Income taxes, net	64.3	45.4	68.6

Argentina Debt Security Transactions
We have elected in the past and could continue in the future to repatriate cash from Brink's Argentina using different means to convert Argentine pesos into U.S. dollars. In 2016, cash outflows from the purchase of debt securities totaled $2.1 million and cash inflows from the sale of these securities totaled $2.0 million. In 2015, cash outflows from the purchase of debt securities totaled $25.8 million and cash inflows from the sale of these securities totaled $18.7 million. In 2014, cash outflows from the purchase of debt securities totaled $11.0 million and cash inflows from the sale of these securities totaled $7.4 million. The net cash flows from these transactions are treated as operating cash flows as the debt securities are purchased specifically for resale and are generally sold within a short period of time from the date of purchase.

Mexico Real Estate Transaction
Brink's Mexico entered into a transaction in 2015 to sell its headquarters building in Mexico City and lease the property back for two years. The transaction did not qualify for sale-leaseback accounting due to continuing involvement with the property. Transaction proceeds of $14.5 million in 2015 are reported as cash inflows from financing activities.

Non-cash Investing and Financing Activities
We acquired armored vehicles, CompuSafe® units and other equipment under capital lease arrangements in the last three years including $29.4 million in 2016, $18.9 million in 2015 and $12.1 million in 2014.

Cash Supply Chain Services
In France, we offer services to certain of our customers where we manage some or all of their cash supply chains. Providing this service requires our French subsidiary to take temporary title to the cash received from the management of our customers' cash supply chains until the cash is returned to the customers. As part of this service offering, we have entered into lending arrangements with some of our customers. Cash borrowed under these lending arrangements is used in the process of managing these customers' cash supply chains. The cash for which we have temporary title and the cash borrowed under these customer lending arrangements is restricted and cannot be used for any other purpose other than to service our customers who participate in this service offering.

At December 31, 2016, we held $55.5 million of restricted cash ($22.3 million represented short-term borrowings and $33.2 million represented restricted cash held for customers). At December 31, 2015, we held $16.4 million of restricted cash ($3.5 million represented short-term borrowings and $12.9 million represented restricted cash held for customers).